Inventories - Components of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory [Abstract]
Finished goods	$ 71,290	$ 85,161
Spare parts	64,030	60,948
Work in process	55,924	41,050
Raw materials	26,154	29,522
Manufacturing supplies and other	9,016	10,957
Total Inventory	$ 226,414	$ 227,638